Document and Entity Information Document	Mar. 24, 2022
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Mar. 24, 2022
Entity Registrant Name	Mr. Cooper Group Inc.
Entity Central Index Key	0000933136
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-14667
Entity Tax Identification Number	91-1653725
Entity Address, Address Line One	8950 Cypress Waters Boulevard
Entity Address, City or Town	Coppell
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75019
City Area Code	(469)
Local Phone Number	549-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Entity Emerging Growth Company	false
NASDAQ - ALL MARKETS [Member] | Common Class A [Member]
Entity Information [Line Items]
Security Exchange Name	NASDAQ
Trading Symbol	COOP